Stock Option Plan and Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Significant Assumptions	The significant assumptions used in these calculations are summarized as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected term (in years)	5.5 - 6.6	5.1 - 6.4
Expected volatility	90.7% - 94.2%	91.0% - 96.5%
Expected dividend rate	0.0%	0.0%
Risk free interest rate	0.5% - 1.4%	0.3% - 1.4%
Stock price	$5.07 - $11.16	$0.46 - $4.47

Schedule of Stock Option Activity
The following table summarizes option award activity during the years ended December 31, 2021 and 2020:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	1,658,564	$0.34
Granted	3,696,804	$1.04
Exercised	(137,295)	$0.31
Forfeited	(72,526)	$0.44
Outstanding as of December 31, 2020	5,145,547	$0.85
Granted	4,289,317	$9.07
Exercised	(273,696)	$0.61
Forfeited	(611,092)	$5.40
Outstanding as of December 31, 2021	8,550,076	$4.66	8.8	$19,978
Options vested and expected to vest as of December 31, 2021	8,550,076	$4.66
Vested and exercisable at December 31, 2021	1,615,483	$0.88	7.5	$7,214

Schedule of Restricted Stock Activity
Activity with respect to restricted stock for the years ended December 31, 2021 and 2020 was as follows:

	Number of Shares Underlying Outstanding Restricted Stock	Weighted- Average Grant Date Fair Value
Unvested, December 31, 2019	7,406,367	$0.00003
Vested	(6,836,646)	$0.00003
Unvested, December 31, 2020	569,721	$0.00003
Vested	(569,721)	$0.00003
Unvested, December 31, 2021	—	$—

Schedule of Stock Based Compensation Expense
The following sets forth the total stock-based compensation expense for the Company’s stock options and ESPP included in the Company’s consolidated statements of operations:

(in thousands)	Year Ended December 31, 2021	Year Ended December 31, 2020
Research and development	$2,913	$174
General and administrative	5,021	195
Total stock-based compensation expense	$7,934	$369